Boston 1784 Institutional Money Market Funds

                                 [Logo Omitted]

                       Semi-Annual Report to Shareholders

                                November 30, 1999

TABLE OF CONTENTS
================================================================================

LETTER TO SHAREHOLDERS                                                         1

INVESTMENT ADVISER'S REPORT                                                    2

FINANCIAL STATEMENTS                                                           4

     BOSTON 1784 FUNDS:

     [Bullet] ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY;

     [Bullet] ARE NOT GUARANTEED BY BANKBOSTON, N.A. OR ANY OF ITS AFFILIATES;

     [Bullet] ARE NOT DEPOSITS OR OBLIGATIONS OF BANKBOSTON, N.A. OR ANY
              OF ITS AFFILIATES;

     [Bullet] INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL
              AMOUNT INVESTED.

     BANKBOSTON, N.A. SERVES AS INVESTMENT ADVISER AND SHAREHOLDER SERVICING AGENT FOR BOSTON 1784 FUNDS. BOSTON 1784 FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO., A PARTY INDEPENDENT OF BANKBOSTON, N.A. OR ANY OF ITS AFFILIATES. INVESTMENT COUNSELORS ARE REGISTERED REPRESENTATIVES OF BANKBOSTON INVESTOR SERVICES, INC. (MEMBER NASD/SIPC), A WHOLLY-OWNED SUBSIDIARY OF BANKBOSTON, N.A.

     AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS
LETTER TO SHAREHOLDERS
================================================================================
[picture of Robert Nesher Omitted]

Robert A. Nesher
President

It is a pleasure to provide you with this semi-annual report for Boston 1784 Institutional Money Market Funds.

BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND remained among the best performers in its peer group. For the 12 months ended November 30, 1999, the Fund's total return of 4.77% ranked 18th out of 121 funds (top 15%) in the Lipper Institutional U.S. Treasury Money Market Funds Average. The total assets of the Fund as of November 30, 1999 were $4.9 billion.

Also of significance, the Fund sustained its AAAm rating from Standard & Poor's for the 12 months ended November 30, 1999. The rating signifies that, in the opinion of Standard & Poor's, the Fund offers excellent safety of investment principal and superior capacity to maintain a $1.00 per share net asset value at all times, limiting your exposure to loss through conservative investment practices and strict internal controls. The rating is based on an analysis of the Fund's credit quality, market price exposure and management, and is reviewed on a weekly basis by Standard & Poor's.

BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND generated a total return of 4.95% for the 12 months ended November 30, 1999. Assets under management continued to grow rapidly, increasing over 40% to $849 million during the 12-month period.

Please remember that a Fund's performance in the past is not necessarily an indication of how a Fund will do in the future.

In the Investment Adviser's Report, you will read that money market investors have benefited from three interest rate increases since June 1999 as the Federal Reserve Board reacted to inflation fears sparked by a vigorous economy. Regardless of the Federal Reserve Board's action in the months ahead, we will strive to maximize the productivity of your investment without compromising its safety.

I would like to draw your attention also to information relating to the merger of BankBoston Corporation and Fleet Financial Group, Inc. and the succession of Oechsle International Advisors LLC as co-adviser of the International Equity Fund. This information can be found under "Recent Developments" on page 16 of this report.

If you have questions regarding your account or this report, please feel free to contact your Investment Counselor or call 1-800-BKB-1784, Monday through Friday from 8:00 a.m. to 6:00 p.m. (Eastern time).

Thank you for selecting Boston 1784 Funds to manage your cash reserves.

Sincerely,

/s/signature omitted

Robert A. Nesher
President
Boston 1784 Funds

INVESTMENT ADVISER'S REPORT
================================================================================
[picture of Edward G. Riley, Jr. Omitted]

Edward G. Riley, Jr.

It's a good thing records are made to be broken, because the economy and the financial markets seem to break new ground with each new government press release and closing bell.
   The economy, which several quarters ago broke the record for longest peacetime expansion, is nudging the mark for longest expansion ever. Economic
(GDP) growth in the third calendar quarter surged 5.5%, evidence of the tremendous momentum in consumer sectors like autos (which also set a new sales record) and Internet-related e-commerce activity. Equally impressive are strong employment growth and a persistently low unemployment rate of 4.2% to 4.4%.
   To be sure, 5.5% GDP growth is well above the Federal Reserve Board's 3% speed limit, and the Board has taken steps to slow the economy--and lower the risk of inflation--with three increases in the Federal Funds Rate since June 1999.
   But strong employment/low unemployment are great enhancers of consumer confidence and spending, which are the fuel for current economic growth. Couple these with the hard-to-quantify impact of Y2K-related stockpiling and a broad rebound in business activity overseas and you have an economy that seems impervious, so far, to interest rate increases.
   In recent months, some experts have advanced the notion that inflation is dead, and when it hovered around 1.5% it was certainly not much of an issue. But it can also be argued that high growth, low unemployment and rising spending must eventually lead to inflation. The reason: simple supply-and-demand factors will push up the price of goods, while higher wages will push up the cost of manufacturing. And with inflation at present a less benign 2.6%, pressure on prices--and the Federal Reserve Board--are building.
   The soaring stock market is also contributing to inflationary pressure by boosting the confidence of virtually any consumer with a 401(k) plan--provided he or she has invested liberally in technology and Internet stocks. These "new economy" stocks have driven the NASDAQ and other indices to record highs, with the Dow Jones Industrial Average breaking the 11,000 barrier and the Standard & Poor's 500 Composite Index ("S&P 500") rising above 1400.
   The equity markets have soared despite developments that once would have been an anathema to stock prices--raising questions about the efficacy of traditional Federal

   Federal Funds Rate
   NOVEMBER 1996-NOVEMBER 1999

   [Line Graph Omitted]
   Plot Points as follows:

         11/96     5/97     11/97    5/98   11/98      5/99    11/99

          5.50     5.50      4.75    4.75   5.50       5.31     5.50

                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS
================================================================================

Reserve Board remedies. We've already alluded to the 1-percentage-point increase in inflation and the Federal Reserve Board's response. Also noteworthy is the increase in long-term interest rates, from 4.7% a little more than a year ago to about 6.25% today. Even so, the S&P 500 manages to sustain a relatively high price/earnings multiple of 24 times.

MONEY MARKET REVIEW

   Focusing on its mission to control inflation, the Federal Reserve Board has raised short-term interest rates three times in 0.25% increments since June 1999, pushing the Federal Funds Rate from 4.75% to 5.50%. While that has been good news for money market investors, whether the trend is sustained depends as much on the Federal Reserve Board's fear of a severe stock market correction as it does on economic growth.
   Once again, the Federal Reserve Board finds itself in a precarious position, trying to cool an overheated economy (and stock market) without ushering in a severe decline in economic activity. Consequently, it is likely to remain in a reactive mode in the year ahead--with much more than money market interest rates hanging in the balance. We expect the Federal Reserve Board to assume a cautious stance in the short term, tempering rate increases in order to avoid a dramatic and potentially damaging stock market correction. Over the long term, however, the Federal Reserve Board will get ahead of the curve and manage to slow the momentum of the stock market and the economy.

   /s/signature omitted

Edward G.Riley, Jr.
BankBoston, N.A.

MR. RILEY LEFT BANKBOSTON ON DECEMBER 31, 1999 TO PURSUE OTHER OPPORTUNITIES. THIS REPORT COVERS THE PERIOD ENDING NOVEMBER 30, 1999, DURING WHICH TIME HE WAS ASSOCIATED WITH BANKBOSTON.

AS OF NOVEMBER 30, 1999

STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND

-------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 29.0%
   Federal Farm Credit Bank MTN (B)
       5.855%, 12/07/99         $   45,000  $   44,988
   Federal Home Loan Bank
       5.201%, 12/01/99             59,089      59,089
       5.000%, 12/29/99             15,000      15,000
       5.000%, 12/29/99             15,425      15,425
       4.910%, 02/09/00             25,000      25,000
       5.100%, 03/09/00             23,920      23,919
       5.115%, 03/17/00              3,000       3,000
       5.040%, 03/29/00             23,990      23,986
       5.020%, 05/12/00             28,190      28,180
       5.350%, 06/08/00             36,000      35,984
       5.710%, 08/09/00             10,000       9,988
   Federal Home Loan Bank (A)
       5.880%, 12/07/99             45,000      45,000
       5.956%, 02/25/00             40,000      40,000
   Federal Home Loan Bank (B)
       5.895%, 12/08/99             45,000      45,000
   Federal Home Loan Mortgage
       5.238%, 12/10/99             16,793      16,771
       5.343%, 12/15/99             28,765      28,706
       5.236%, 12/16/99             39,683      39,597
       5.246%, 12/21/99             15,000      14,957
       5.603%, 01/27/00             50,000      49,567
       5.516%, 06/06/00             45,000      43,771
   Federal National Mortgage Association
       5.341%, 12/01/99             68,127      68,127
       5.325%, 12/02/99             25,000      24,996
       5.336%, 12/02/99             50,000      49,993
       5.331%, 12/06/99             50,000      49,963
       5.335%, 12/07/99             33,907      33,877
       5.336%, 12/08/99             70,000      69,928
       5.347%, 12/08/99             20,000      19,979
       5.252%, 12/10/99             10,500      10,486
       5.300%, 12/10/99             30,000      29,961
       5.292%, 12/13/99             45,000      44,922
       5.240%, 12/17/99             25,000      24,942
       5.311%, 12/17/99             50,000      49,883
       5.645%, 01/19/00             25,000      24,811
       5.619%, 01/20/00             45,000      44,653
       5.586%, 02/07/00             25,000      24,744
       5.663%, 02/14/00             45,000      44,479
       5.050%, 05/12/00             20,000      19,992

------------------------------------------------------
DESCRIPTION                     PAR (000)  VALUE (000)
------------------------------------------------------
   Federal National Mortgage
      Association, MTN
       5.430%, 01/27/00         $   20,000  $   19,988
   Student Loan Marketing
      Association (B)
       5.835%, 12/07/99            148,545     148,505
   Student Loan Marketing
      Association, MTN (A)
       6.005%, 08/03/00             34,000      33,989
                                            ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (COST $1,446,146)                         1,446,146
                                            ----------

U.S. TREASURY OBLIGATIONS -- 11.8%
   U.S. Treasury Notes
       5.375%, 01/31/00             22,500      22,523
       5.500%, 03/31/00            106,000     106,194
       5.500%, 05/31/00             45,000      45,004
       5.375%, 06/30/00             95,000      94,994
       5.375%, 07/31/00             46,000      46,029
   U.S. Treasury Bills
       4.620%, 12/23/99             45,000      44,875
       5.204%, 01/20/00             50,000      49,642
       4.856%, 02/03/00             45,000      44,621
       5.030%, 02/17/00             45,000      44,522
       4.877%, 03/02/00             22,500      22,220
       4.887%, 03/09/00             22,500      22,198
       5.214%, 04/27/00             50,000      48,955
                                            ----------
TOTAL U.S. TREASURY OBLIGATIONS
   (COST $591,777)                             591,777
                                            ----------

REPURCHASE AGREEMENTS -- 59.4%

   Dean Witter
      5.650%,  dated 11/30/99,  matures
      12/01/99,  repurchase price
      $550,085,137 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $561,000,829) (C)            550,000     550,000

                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS
================================================================================

------------------------------------------------------
DESCRIPTION                     PAR (000)  VALUE (000)
------------------------------------------------------
   Goldman
      5.630%, dated 11/30/99, matures
      12/01/99, repurchase price
      $190,029,307 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $193,800,807) (C)           $190,000  $  190,000
   Greenwich Capital
      5.660%, dated 11/30/99, matures
      12/01/99, repurchase price
      $800,124,055 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $816,001,345) (C)            800,000     800,000
   HSBC DVP
      5.660%, dated 11/30/99, matures
      12/01/99, repurchase price
      $190,029,463 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $194,118,452) (C)            190,000     190,000
   JP Morgan
      5.660%, dated 11/30/99, matures
      12/01/99, repurchase price
      $632,433,055 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $644,981,912) (C)            632,335     632,335
   Lehman
      5.660%, dated 11/30/99, matures
      12/01/99, repurchase price
      $190,029,463 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $193,800,083) (C)            190,000     190,000
   Prudential
      5.670%, dated 11/30/99, matures
      12/01/99, repurchase price
      $409,078,537 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $414,096,194) (C)            409,015     409,015
                                            ----------

------------------------------------------------------
DESCRIPTION                                VALUE (000)
------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(COST $2,961,350)                           $2,961,350
                                            ----------
TOTAL INVESTMENTS -- 100.2%
   (COST $4,999,273)                         4,999,273
                                            ----------
OTHER ASSETS AND LIABILITIES,

   NET -- (0.2%)                               (11,179)
                                            ----------

NET ASSETS:
Capital Shares (unlimited
   authorization -- no par value)
   based on 4,988,049,468
   outstanding shares of beneficial
   interest                                 $4,988,049
Distributions in Excess of Net Investment
   Income                                           (4)
Accumulated Net Realized Gain on
   Investments                                      49

                                            ----------
TOTAL NET ASSETS -- 100.0%                  $4,988,094
                                            ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                    $1.00
                                            ==========

(A) THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AS OF NOVEMBER 30, 1999.

(B) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 1999. THE DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
(C) TRI-PARTY REPURCHASE AGREEMENT
MTN--MEDIUM TERM NOTE

    THE  ACCOMPANYING  NOTES ARE AN INTEGRAL  PART OF THE FINANCIAL STATEMENTS.

AS OF NOVEMBER 30, 1999

STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND
------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
------------------------------------------------------
COMMERCIAL PAPER -- 52.5%
  AUTOMOTIVE -- 3.5%
   BMW (A)
       5.345%, 12/02/99            $20,000    $ 19,997
   DaimlerChrysler (A)
       6.077%, 01/19/00             10,000       9,918
                                              --------
                                                29,915
                                              --------
  BANKS -- 2.4%
   First Union National Bank (A)
       5.569%, 11/24/00             20,000      19,996
                                              --------
  CHEMICALS -- 2.6%
   Dupont (A)
       5.345%, 12/17/99             22,178      22,126
                                              --------
  COMMUNICATIONS EQUIPMENT -- 3.5%
   Motorola (A)
       5.525%, 12/16/99             30,000      29,931
                                              --------
  DRUGS -- 3.5%
   Pfizer (A)
       5.701%, 12/29/99             20,000      19,914
   Procter & Gamble (A)
       5.347%, 12/14/99             10,000       9,981
                                              --------
                                                29,895
                                              --------
  FINANCIAL SERVICES -- 15.9%
   BMW US Capital (A)
       5.480%, 12/17/99             20,000      19,951
   Clipper Receivables (A)
       5.449%, 12/08/99             15,000      14,984
   Ford Motor Credit (A)
       5.324%, 12/03/99             15,000      14,996
       6.026%, 01/10/00             10,000       9,934
   General Electric Capital (A)

       5.345%, 12/09/99             20,000      19,976
   General Motors Acceptance (A)
       5.312%, 12/07/99             15,000      14,987
   JP Morgan (A)
       5.730%, 02/01/00             10,000       9,904
   National Rural Utilities (A)
       5.491%, 12/14/99             30,000      29,941
                                              --------
                                               134,673
                                              --------

------------------------------------------------------
DESCRIPTION                     PAR (000)  VALUE (000)
------------------------------------------------------
  FOOD, BEVERAGE & TOBACCO -- 5.5%
   Campbell Soup (A)
       5.323%, 12/15/99            $20,000    $ 19,959
   Coca Cola (A)
       5.286%, 12/06/99             15,000      14,989
   Heinz H J (A)
       5.310%, 12/10/99             11,333      11,318
                                              --------
                                                46,266
                                              --------
  LEASING & RENTING -- 2.1%
   International Lease (A)
       5.862%, 02/18/00             18,000      17,772
                                              --------
  MUNICIPALS -- 1.5%

   New York City
       5.500%, 12/01/99              4,335       4,335
       5.500%, 12/02/99              3,150       3,150
       6.100%, 02/23/00              5,300       5,300
                                              --------
                                                12,785
                                              --------
  PETROLEUM REFINING -- 3.5%
   Koch Industries (A)

       5.701%, 12/01/99             30,000      30,000
                                              --------
  RETAIL -- 2.9%
   Wal-Mart (A)
       5.328%, 12/16/99             25,000      24,945
                                              --------
  TELEPHONES & TELECOMMUNICATIONS -- 5.6%
   BellSouth Telecommunication (A)
       5.860%, 01/26/00             17,750      17,590
   SBC Communications (A)
       5.483%, 12/16/99             30,000      29,932
                                              --------
                                                47,522
                                              --------
TOTAL COMMERCIAL PAPER
   (COST $445,826)                             445,826
                                              --------

                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS
================================================================================

------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
------------------------------------------------------
CORPORATE BONDS -- 16.9%
   Abbey National Treasury
       5.701%, 12/01/99            $20,000    $ 20,000
       5.050%, 04/17/00              3,000       2,992
   Advocare (B)
       5.590%, 12/01/99              4,150       4,150
   American General
       8.000%, 02/15/00              7,050       7,080
   Bowie Assisted Living,
      Series 1997, LOC (B) (C)
       5.800%, 12/01/99              6,700       6,700
   Caterpillar Financial Services
       5.780%, 03/01/00              3,745       3,744
       5.810%, 07/05/00              3,025       3,021
   Chrysler Financial, MTN
       6.375%, 01/28/00              5,500       5,508
   CIT Group, MTN
       6.800%, 04/17/00              4,670       4,695
   Fifth Third Ohio Bank
       5.980%, 01/28/00             12,000      12,000
   General Electric Capital
       5.040%, 01/18/00              2,000       2,000
       5.890%, 05/15/00              5,000       5,000
   General Motors Acceptance, MTN
       6.700%, 04/17/00              4,000       4,022
       7.500%, 06/09/00              4,000       4,029
   Household Finance, MTN
       6.000%, 05/08/00              5,000       5,005
   International Business
      Machines
       5.790%, 03/20/00              5,000       5,004
       6.375%, 06/15/00              3,000       3,010
   Mellon Financial
       6.300%, 06/01/00              1,500       1,505
   NationsBank
       5.375%, 04/15/00              2,000       1,995
   Norwest Corporation
       7.125%, 04/01/00              1,000       1,004
   Norwest Financial
       6.000%, 03/15/00              3,917       3,924
       7.250%, 03/15/00              1,775       1,782
   Pepsico
       6.800%, 05/15/00              1,700       1,708
   Pepsico, MTN
       5.875%, 06/01/00              5,400       5,395

------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
------------------------------------------------------
   Sears Roebuck Acceptance, MTN
       5.880%, 05/08/00            $12,000    $ 11,992
   Service Graphics  (B)
       5.750%, 12/01/99              1,800       1,800
   UNO, LOC (B)
       5.750%, 12/01/99              2,900       2,900
   Wachovia
       7.000%, 12/15/99              1,618       1,619
   Walt Disney, MTN
       5.600%, 01/13/00             10,375      10,376
                                              --------
TOTAL CORPORATE BONDS
   (COST $143,960)                             143,960
                                              --------

TAXABLE MUNICIPAL BONDS -- 4.5%
   Barton Healthcare (B)
       5.750%, 12/01/99                600         600
   Collier County, Florida,
      Community Health Care
      Authority RB, LOC (B)
       5.650%, 12/02/99              3,000       3,000
   Dade County, Florida,
      Expressway Authority
      Toll System RB, Series 1996,
      FGIC (B)
       5.600%, 12/02/99              1,200       1,200
   Florida Housing Financing Agency,
      RB, MBIA (A)
       6.000%, 12/01/99              2,500       2,499
   Florida Housing Financing Agency,
      RB, FSA (A)
       6.000%, 12/01/99              5,000       5,000
   Health Midwest Venture (B)
       5.750%, 12/01/99              1,900       1,900
   Illinois State Student Assistance
      RB, LOC (B)
       5.570%, 12/01/99              5,000       5,000
   Los Angeles, California,
      Community Redevelopment
      Agency RB, FSA (B)
       5.700%, 12/01/99              5,500       5,500
   Maryland State Health & Higher
      Education Facilities RB,
      Series B, LOC (B)
       5.650%, 12/01/99              3,000       3,000

AS OF NOVEMBER 30, 1999
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND (CONCLUDED)
------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
------------------------------------------------------
   Olathe, Kansas, Industrial RB,
      LOC (B)
       5.600%, 12/02/99            $ 3,500    $  3,500
   Union County, Arkansas,
      Industrial RB, LOC (B)
       5.750%, 12/01/99              7,000       7,000
                                              --------
TOTAL TAXABLE MUNICIPAL BONDS
   (COST $38,199)                               38,199
                                              --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.0%

   Federal Home Loan Bank
       5.100%, 03/09/00             10,000      10,000
       5.100%, 05/17/00              7,000       6,995
       5.710%, 08/09/00             10,000       9,992
   Federal Home Loan Bank (A)
       5.905%, 01/28/00             23,000      22,998
   Federal Home Loan Mortgage
      Corporation
       5.611%, 12/01/99             40,000      40,000
       5.238%, 12/02/99             30,000      29,996
       4.980%, 04/28/00             10,000       9,998
   Federal National Mortgage
      Association
       5.050%, 05/12/00              5,000       4,998
   Student Loan Marketing
      Association (B)
       5.835%, 12/07/99             10,000       9,997
   Student Loan Marketing
      Association, MTN (A)
       6.005%, 08/03/00              8,000       7,997
                                              --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (COST $152,971)                             152,971
                                              --------

REPURCHASE AGREEMENT -- 8.2%

   JP Morgan
      5.660%, dated 11/30/99, matures
      12/01/99, repurchase price
      $70,052,861 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $71,442,864) (D)              70,042      70,042
                                              --------

------------------------------------------------------
DESCRIPTION                                VALUE (000)
------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
   (COST $70,042)                             $ 70,042
                                              --------
TOTAL INVESTMENTS -- 100.1%
   (COST $850,998)                             850,998
                                              --------
OTHER ASSETS AND LIABILITIES, NET -- (0.1%)   $ (1,012)
                                              --------

NET ASSETS:

Capital Shares (unlimited authorization --
   no par value) based on 849,993,307
   outstanding shares of beneficial interest    849,993

Distributions in Excess of Net Investment
   Income                                            (4)
Accumulated Net Realized Loss on
   Investments                                       (3)
                                               --------
TOTAL NET ASSETS -- 100.0%                     $849,986
                                               ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                     $1.00
                                               ========

(A) THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AS OF NOVEMBER 30, 1999.

(B) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 1999. THE DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
(C) SECURITY  EXEMPT  FROM  REGISTRATION  UNDER  RULE 144A OF THE SECURITIES
    ACT OF 1933.  THESE  SECURITIES MAY BE RESOLD IN TRANSACTIONS  EXEMPT
    FROM  REGISTRATION  NORMALLY TO QUALIFIED  INSTITUTIONAL  BUYERS.
(D) TRI-PARTY REPURCHASE  AGREEMENT
 LOC -- SECURITIES ARE HELD IN CONNECTION  WITH A LETTER OF CREDIT ISSUED BY A
         MAJOR COMMERCIAL BANK OR OTHER FINANCIAL INSTITUTION.
 MTN -- MEDIUM TERM NOTE
 RB -- REVENUE BOND
 THE  FOLLOWING  ORGANIZATIONS HAVE PROVIDED UNDERLYING  CREDIT  SUPPORT FOR
 THE  SECURITIES AS SET FORTH IN THE STATEMENT OF NET ASSETS.
 FGIC -- FINANCIAL GUARANTY  INSURANCE  CORPORATION
 FSA -- FINANCIAL SECURITY ASSURANCE
 MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS (000) (UNAUDITED)
================================================================================
FOR THE PERIOD ENDED NOVEMBER 30, 1999

                                                   BOSTON           BOSTON 1784
                                             1784 INSTITUTIONAL    INSTITUTIONAL
                                                U.S. TREASURY        PRIME MONEY
                                              MONEY MARKET FUND      MARKET FUND
                                              =================      ===========
INTEREST INCOME:                                   $118,632             $19,474
                                                   --------            --------
EXPENSES:

  INVESTMENT ADVISORY FEES                           4,654                 738
  LESS: WAIVER OF INVESTMENT ADVISORY FEES              --                 (21)
  ADMINISTRATOR FEES                                 1,521                 241
  REGISTRATION FEES                                    109                  30
  TRANSFER AGENT FEES & EXPENSES                       271                  53
  PROFESSIONAL FEES                                    158                  23
  PRINTING                                              76                  16
  CUSTODIAN FEES                                       108                  19
  TRUSTEE FEES                                          41                   5
  OTHER EXPENSES                                       111                   3
                                                   -------             -------
      TOTAL EXPENSES, NET OF WAIVERS                 7,049               1,107
                                                   -------             -------
NET INVESTMENT INCOME                              111,583              18,367
                                                   -------             -------
 NET REALIZED GAIN (LOSS) ON INVESTMENTS                 1                  --
                                                   -------             -------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                       $111,584             $18,367
                                                  ========             =======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
================================================================================
FOR THE PERIOD ENDED NOVEMBER 30, 1999 (UNAUDITED) AND THE PERIOD ENDED MAY 31,
 1999


                                                                   BOSTON                        BOSTON
                                                             1784 INSTITUTIONAL            1784 INSTITUTIONAL
                                                                U.S. TREASURY                  PRIME MONEY
                                                              MONEY MARKET FUND                MARKET FUND
                                                        =========================     ===========================
                                                           6/1/99       6/1/98           6/1/99         6/1/98
                                                             TO           TO               TO             TO
                                                          11/30/99      5/31/99         11/30/99        5/31/99
                                                        -----------   -----------     -----------     -----------
INVESTMENT ACTIVITIES:
  NET INVESTMENT INCOME                                 $   111,583   $    199,476      $   18,367    $    24,188
  NET REALIZED GAIN (LOSS) ON INVESTMENTS                         1             49              --             (3)
                                                        -----------   ------------      ----------    -----------
  NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                               111,584        199,525          18,637         24,185
                                                        -----------   ------------      ----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS:
  NET INVESTMENT INCOME                                    (111,779)      (199,476)        (18,371)       (24,188)
  REALIZED CAPITAL GAINS                                         --             --              --             --
                                                        -----------   ------------      ----------    -----------
      TOTAL DISTRIBUTIONS                                  (111,779)      (199,476)        (18,371)       (24,188)
                                                        -----------   ------------      ----------    -----------
SHARE TRANSACTIONS:
  PROCEEDS FROM SHARES ISSUED                             9,182,717     14,696,641      3,822,080       4,471,716
  REINVESTMENT OF CASH DISTRIBUTIONS                         32,241         74,848         12,056          18,834
  COST OF SHARES REDEEMED                                (8,527,706)   (14,711,302)    (3,501,047)     (4,275,984)
                                                        -----------   ------------     ----------     -----------
    INCREASE IN NET ASSETS
       FROM SHARE TRANSACTIONS                              642,252         60,187        333,089         214,566
                                                        -----------   ------------     ----------     -----------
TOTAL INCREASE IN NET ASSETS                                642,057         60,236        333,085         214,563
                                                        ===========   ============     ==========     ===========
NET ASSETS:
  BEGINNING OF PERIOD                                     4,346,037      4,285,801        516,901         302,338
                                                        -----------   ------------     ----------     -----------
NET ASSETS:
  END OF PERIOD                                         $ 4,988,094   $  4,346,037       $849,986     $   516,901
                                                        ===========   ============     ==========     ===========
CAPITAL SHARE TRANSACTIONS:
  SHARES ISSUED                                           9,182,717      14,696,641      3,822,080      4,471,716
  SHARES ISSUED IN LIEU OF CASH DISTRIBUTIONS                32,241          74,848         12,056         18,834
  SHARES REDEEMED                                        (8,572,706)    (14,711,302)    (3,501,047)    (4,275,984)
                                                        -----------   -------------    -----------    -----------
NET INCREASE IN CAPITAL SHARE TRANSACTIONS                  642,252          60,187        333,089        214,566
                                                        ===========   =============    ===========    ===========

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS
================================================================================

BOSTON 1784 INSTITUTIONAL MONEY MARKET FUNDS

FOR THE PERIOD ENDED NOVEMBER 30, 1999 (UNAUDITED) AND THE PERIODS ENDED MAY 31 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       RATIO OF NET
                                                                                                 RATIO       RATIO      INVESTMENT
                        NET                                NET              NET                 OF NET     OF EXPENSES   INCOME TO
                       ASSET              DISTRIBUTIONS   ASSET            ASSETS    RATIO       INVEST-    TO AVERAGE  AVERAGE NET
                      VALUE         NET     FROM NET      VALUE             END    OF EXPENSES MENT INCOME NET ASSETS    ASSETS
                    BEGINNING   INVESTMENT INVESTMENT      END     TOTAL  OF PERIOD TO AVERAGE  TO AVERAGE  (EXCLUDING  (EXCLUDING
                    OF PERIOD     INCOME     INCOME     OF PERIOD  RETURN   (000)   NET ASSETS  NET ASSETS    WAIVERS)   WAIVERS)
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 INSTITUTIONAL
U.S. TREASURY MONEY MARKET FUND
 FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1999+  $1.00       0.02     (0.02)        $1.00   4.77% $4,988,094    0.30%      4.80%         0.30%     4.80%
  FOR THE YEAR ENDED
    MAY 31, 1999        $1.00       0.05     (0.05)        $1.00   4.90% $4,346,037    0.31%      4.79%         0.31%     4.79%
  FOR THE YEAR ENDED
    MAY 31, 1998        $1.00       0.05     (0.05)        $1.00   5.36% $4,285,801    0.33%      5.24%         0.33%     5.24%
  FOR THE YEAR ENDED
    MAY 31, 1997        $1.00       0.05     (0.05)        $1.00   5.16% $2,591,487    0.33%      5.05%         0.34%     5.04%
  FOR THE YEAR ENDED
    MAY 31, 1996        $1.00       0.05     (0.05)        $1.00   5.45% $  644,733    0.32%      5.29%         0.39%     5.22%
  FOR THE YEAR ENDED
    MAY 31, 1995        $1.00       0.05     (0.05)        $1.00   5.05% $  395,585    0.30%      5.12%         0.41%     5.01%
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 INSTITUTIONAL
PRIME MONEY MARKET FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1999+  $1.00       0.02     (0.02)        $1.00   4.95% $  849,986    0.30%      4.98%         0.31%     4.97%
  FOR THE YEAR ENDED
    MAY 31, 1999        $1.00       0.05     (0.05)        $1.00   5.10% $  516,901    0.30%      4.93%         0.35%     4.88%
  FOR THE PERIOD ENDED
    MAY 31, 1998 (1)    $1.00       0.03     (0.03)        $1.00   5.55% $  302,338    0.27%      5.36%         0.42%     5.21%
--------------------------------------------------------------------------------------------------------------------------------


+ ALL RATIOS FOR THE SEMI-ANNUAL PERIOD ENDED NOVEMBER 30, 1999 INCLUDING TOTAL RETURN HAVE BEEN ANNUALIZED.
(1) BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND COMMENCED OPERATIONS ON NOVEMBER 5, 1997. ALL RATIOS FOR THE PERIOD, INCLUDING TOTAL RETURN, HAVE BEEN ANNUALIZED.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOVEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. ORGANIZATION

Boston 1784 Institutional U.S. Treasury Money Market Fund and Boston 1784 Institutional Prime Money Market Fund are portfolios of Boston 1784 Funds (the "Trust"), an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is offering shares in 17 separate portfolios (the "Funds") as of November 30, 1999:

MONEY MARKET FUNDS:

BOSTON 1784 TAX-FREE MONEY MARKET FUND
BOSTON 1784 U.S. TREASURY MONEY MARKET FUND
BOSTON 1784 INSTITUTIONAL U.S. TREASURY
 MONEY MARKET FUND
BOSTON 1784 PRIME MONEY MARKET FUND
BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND

BOND FUNDS:

BOSTON 1784 SHORT-TERM INCOME FUND
BOSTON 1784 INCOME FUND
BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM
  INCOME FUND

TAX-EXEMPT INCOME FUNDS:

BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND
BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND
BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND
BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND
BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND

STOCK FUNDS:

BOSTON 1784 ASSET ALLOCATION FUND
BOSTON 1784 GROWTH AND INCOME FUND
BOSTON 1784 GROWTH FUND
BOSTON 1784 INTERNATIONAL EQUITY FUND

The  Funds'  prospectus   provides  a  description  of  each  Fund's  investment
objectives, policies and strategies.

The financial statements of Boston 1784 Institutional U.S. Treasury Money Market Fund and Boston 1784 Institutional Prime Money Market Fund are included herein. The financial statements of the other Funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The financial statements have been prepared in accordance with generally accepted accounting principles which require the use of management's estimates. Actual results could differ from these estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by Boston 1784 Institutional U.S. Treasury Money Market Fund and Boston 1784 Institutional Prime Money Market Fund (the "Institutional Funds").

SECURITY VALUATION --
Investment securities of the Institutional Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS
================================================================================

SECURITY TRANSACTIONS AND INVESTMENT INCOME --
Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis.

REPURCHASE AGREEMENTS --
The Institutional Funds invest in tri-party repurchase agreements. Securities pledged as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Adviser are intended to ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counter-party defaults and the value of the collateral declines or if the counterparty enters into insolvency proceedings, realization on the collateral by the Institutional Funds may be delayed or limited.

EXPENSES --
Expenses that are directly related to the Funds are charged directly to the Funds. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.


DISTRIBUTIONS TO SHAREHOLDERS --
Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for the Institutional Funds are distributed to its shareholders at least annually.

FEDERAL INCOME TAXES --
The Trust's policy is to comply with the require-ments of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no provision for federal income taxes is required in the financial statements. At November 30, 1999, the total cost of securities for federal income tax purposes was not materially different from amounts reported for financial reporting purposes.

ORGANIZATIONAL COSTS --
These costs have been deferred in the account of the Institutional Funds and are being amortized on a straight line basis over a period of sixty months commencing with operations. If any or all of the shares representing initial capital of the Institutional Funds are redeemed by any holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organizational cost balance in the same proportion as the number of shares redeemed bears to the initial shares outstanding immediately preceding the redemption.

NOVEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONCLUDED)
================================================================================

3. INVESTMENT ADVISORY AND CUSTODIAL SERVICES

Pursuant to an investment advisory agreement dated June 1, 1993, investment advisory services are provided to the Trust by BankBoston, N.A. (the "Adviser"). The Adviser is entitled to receive an annual fee of 0.20% of the average daily net assets for each of the Institutional Funds. Such fee is computed daily and paid monthly. BankBoston, N.A. has voluntarily agreed to waive a portion of its investment advisory fee in order to maintain competitive expense ratios.
     The Institutional Funds and BankBoston, N.A. were parties to a custodial agreement dated June 1, 1993 under which BankBoston, N.A. held cash, securities and other assets of the Institutional Funds as required by the Investment Company Act of 1940, as amended. For the period June 1, 1998 to September 30, 1998, BankBoston, N.A. served as the Funds' custodian and received an annual fee, paid monthly, of 0.01% for the first $100 million in average daily net assets, 0.0075% for the next $100 million and 0.005% of the average daily net assets over $200 million of each of the Institutional Funds. On September 30, 1998, the Custodial Agreement was amended and assigned to Investors Bank & Trust ("IBT"). Effective October 1, 1998, IBT is entitled to receive an annual fee, to be paid monthly, of 0.005% of the market value of each Institutional Fund's assets. In the capacity as custodian to the Institutional Funds, BankBoston, N.A. played and IBT plays no role in determining the investment policies of the Institutional Funds or which securities are to be purchased or sold by the Institutional Funds.

4. ADMINISTRATIVE AND DISTRIBUTION SERVICES

Pursuant to an administration agreement dated December 1, 1996, SEI Investments Mutual Funds Services, a wholly-owned subsidiary of SEI Investments Company, acts as the Trust's Administrator, and is entitled to receive an annual fee of 0.085% of the Trust's first $5 billion of average daily net assets and 0.045% of the Trust's average daily net assets over $5 billion.Such fee is computed daily and paid monthly.
     SEI Investments Distribution Co. ("SEI Investments"), a wholly-owned subsidiary of SEI Investments Company, acts as the Institutional Funds' Distributor pursuant to a distribution agreement dated June 1, 1993, as amended and restated October 27, 1995. SEI Investments is paid no fees by the Institutional Funds.
     Certain officers of the Trust are also officers of the Administrator. Such officers are paid no fees by the Trust.
     The Trust has paid legal fees to a law firm, of which the Secretary of the Trust is a member.

                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS

================================================================================
5. LINE OF CREDIT

The Trust has entered into a Line of Credit Agreement. Pursuant to this agreement, the Trust has access to a $50 million uncommitted line of credit and a $20 million committed line of credit. The Trust is charged a commitment fee of
 .10% of the unused portion of the committed line of credit. Borrowings under the line are charged interest at the current overnight Federal Funds rate plus 0.50%. Each Fund is individually, and not jointly, liable for its particular advances under the line. There were no borrowings under the line of credit by the Institutional Funds during the period ended November 30, 1999.

                                                               BOSTON 1784 FUNDS

RECENT DEVELOPMENTS
================================================================================

The merger of BankBoston Corporation, the parent company of BankBoston, with Fleet Financial Group, Inc., forming FleetBoston Financial Corporation, was successfully completed on October 1, 1999. BankBoston, the adviser to Boston 1784 Funds, is now a subsidiary of FleetBoston Financial Corporation. Thomas M. O'Neill is Chief Investment Officer of FleetBoston Financial Corporation.

In addition, Oechsle International Advisors LLC ("Oechsle") will succeed Kleinwort Benson Investment Management Americas Inc. as co-investment adviser to the International Equity Fund on or before February 7, 2000. Oechsle is a U.S.-based investment adviser currently managing approximately $12 billion of assets, with offices in Boston, England, Japan, Germany and Cayman Island, BWI. FleetBoston Financial Corporation owns approximately 36% of Oechsle.

Singleton Dewey Keesler, Jr. and Kathleen Harris, CFA of Oechsle will serve as co-managers of Boston 1784 International Equity Fund, along with Kenton J. Ide, Director of Investments for BankBoston's Private Bank, who has been a co-manager of the Fund since 1995. Mr. Keesler is Chief Investment Officer and a portfolio manager/research analyst with Oechsle, and has been associated with Oechsle since 1986. Ms. Harris, a principal and portfolio manager with Oechsle, has been associated with Oechsle since 1995. There will be no change in the management fees payable by Boston 1784 International Equity Fund.

BOARD OF TRUSTEES
David H. Carter
Tarrant Cutler
Kenneth A. Froot
Sara L. Johnson
Kathryn Flacke Muncil
Robert A. Nesher
Alvin J. Silk

INVESTMENT ADVISER
BankBoston, N.A.
Boston, MA 02110

================================================================================

ADMINISTRATOR
SEI Investments Mutual Funds Services
Oaks, PA 19456

DISTRIBUTOR
SEI Investments Distribution Co.
Oaks, PA 19456


LEGAL COUNSEL
Bingham Dana LLP
Boston, MA 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Philadelphia, PA 19103

CUSTODIAN
Investors Bank & Trust Company
Boston, MA 02116

[logo omitted]

Boston 1784 Funds
P.O. Box 8524
Boston, MA 02266-8524
1-800-BKB-1784

This report and the financial statements contained herein are for the general information of the shareholders ofBoston 1784 Institutional U.S. Treasury Money Market Fund and Boston 1784 Institutional Prime Money Market Fund. This report is not authorized for distribution to prospective investors in a Fund unless preceded or accompanied by a currently effective prospectus.

                                                                         MF-0151